Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($) installment	Oct. 31, 2016 NOK	Jun. 30, 2016 NOK installment	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Oct. 31, 2016 NOK installment
Debt Instrument [Line Items]
Repurchase amount						NOK 296,000,000
Teekay Offshore and Teekay Lng [Member] | Nibor Loan [Member] | Norwegian Kroner Bond [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt					NOK 5,400,000,000
Teekay Offshore, Teekay LNG and Teekay [Member] | Nibor Loan [Member] | Norwegian Kroner Denominated Bonds Due in October 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount | $				$ 628.3
Debt instrument transfer of principal amount				$ 844.0	NOK 5,400,000,000
Teekay Offshore, Teekay LNG and Teekay [Member] | Nibor Loan [Member] | Norwegian Kroner Denominated Bonds Due in October 2021 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate				3.70%
Fixed interest rates based on cross currency swaps				5.92%	5.92%
Teekay Offshore, Teekay LNG and Teekay [Member] | Nibor Loan [Member] | Norwegian Kroner Denominated Bonds Due in October 2021 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate				6.00%
Fixed interest rates based on cross currency swaps				8.84%	8.84%
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Denominated Bonds Due in October 2021 [Member]
Debt Instrument [Line Items]
Issuance of debt		NOK 900,000,000
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Bond loan			NOK 600,000,000
Number of interim installments | installment	1		2			1
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Due In January 2018 [Member]
Debt Instrument [Line Items]
Bond loan			NOK 800,000,000
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In October 2016 [Member]
Debt Instrument [Line Items]
Bond loan			180,000,000
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In January 2018 [Member]
Debt Instrument [Line Items]
Bond loan			NOK 160,000,000
Number of interim installments | installment			1
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 Member]
Debt Instrument [Line Items]
Bond loan			NOK 640,000,000
Teekay Offshore [Member] | Nibor Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayment percentage			103.00%
Teekay LNG [Member] | Nibor Loan [Member] | Norwegian Kroner Denominated Bonds Due in October 2021 [Member]
Debt Instrument [Line Items]
Bond loan	$ 36.5					NOK 292,000,000
Repayment percentage	101.50%	101.50%
Issuance of debt | $	$ 110.0